Share-based payments - Schedule Of Reserve Activity (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance, beginning of the year	$ 93,515,510	$ 64,280,247	$ 63,924,814
Vesting and forfeiture of options	0	2,970	180,587
Vesting and forfeiture of DSUs	2,321,445	11,100,686	4,650,337
Vesting of RSUs	40,757,669	25,853,678	0
DSU exercise	(15,467,160)	(2,733,328)	(400,000)
RSU exercise	(13,321,000)	(460,225)	0
Option exercise	(80,511)	(3,961,898)	(3,978,991)
Expired options	(12,091,112)	(566,620)	(96,500)
Balance, end of the year	$ 95,634,841	$ 93,515,510	$ 64,280,247